PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	December 31,	December 31,
	2018	2017

Office Equipment and Fixtures	$50,224	$51,846
Software	17,465	18,459
Auto	32,636	34,493
Total Assets	100,325	104,798
Less accumulated depreciation	(79,023)	(70,731)
Net Assets	$21,302	$34,067

For the years ended December 31, 2018, 2017 and 2016, depreciation expense for property and equipment amounted to $12,575, $7,232 and $5,590, respectively.